OTHER OPERATING GAINS & LOSSES Gain/ (loss) on sale of assets (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
(Loss) gain on sale of assets and amortization of deferred gains [Table Text Block]

(in thousands of $)	2018	2017
(Loss) gain on lease termination	(5,819)	8,327
(Loss) gain on pool arrangements	(851)	—
Other operating (losses) gains	(6,670)	8,327